Accrued expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued expenses

Note 7 - Accrued expenses

Accrued expenses consisted of the following:

Accrued expenses

	June 30,	December 31,
	2024	2023
Accrued payables	$2,135,491	$2,058,395
Employment taxes payable	2,589,397	1,070,456
Other accrued expenses	63,346	(336)
Total accrued expenses	$4,788,234	$3,128,515

Certain employees of the Company’s United Kingdom legal entities participate in defined contribution pension plans. The Company recorded an expense of $211,516 and expense of $37,442 for the six months ended June 30, 2025 and 2024, respectively, in the caption “Salaries, benefits, contractor costs” on the statement of operations related to its contributions to this plan.

Note 7 - Accrued expenses

Accrued expenses consisted of the following at

	December 31,	December 31,
	2024	2023
Accrued payables	$2,058,395	$529,267
Employment taxes payable	1,070,456	486,757
Other accrued expenses	(336)	5,225
Total accrued expenses	$3,128,515	$1,021,249

Certain employees of the Company’s United Kingdom legal entities participate in defined contribution pension plans. The Company recorded $52,348 and $11,908 in the years ended December 31, 2024 and 2023, respectively, in the caption “Salaries and wages” on the consolidated statement of operations related to its contributions to this plan.